(John Hancock International Growth Opportunities Fund - Classes R1, R2 and R4) | (International Growth Opportunities Fund)
Investment objective
To seek long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (International Growth Opportunities Fund)	Class R1	Class R2	Class R4
Maximum front-end sales charge (load)	none	none	none
Maximum deferred sales charge (load)	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Opportunities Fund)		Class R1	Class R2	Class R4
Management fee		0.82%	0.82%	0.82%
Distribution and service (Rule 12b-1) fees		0.50%	0.25%	0.25%
Service plan fees		0.25%	0.25%	0.10%
Additional other expenses		0.16%	0.16%	0.16%
Total other expenses	[1]	0.41%	0.41%	0.26%
Total annual fund operating expenses		1.73%	1.48%	1.33%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, and Class R4 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (International Growth Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	176	545	939	2,041
Class R2	151	468	808	1,768
Class R4	135	421	729	1,601

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in common stocks issued by companies domiciled outside the United States. The fund does not usually focus its investments in a particular industry or country. A significant part of the fund's assets will normally be divided among Asia (including Australia and New Zealand), Continental Europe, Japan, and the United Kingdom. The fund may invest up to 30% (measured at the time of purchase) of its total assets in countries in emerging markets when the fund's investment team believes it would be appropriate to do so. The fund may invest in companies of any market capitalization.

The fund's investment team uses rigorous fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, strong balance sheets and a positive approach toward shareholders. Research is conducted with a five-year time horizon and the portfolio is expected to have a correspondingly low rate of turnover. To determine how to allocate the fund's assets geographically, the fund's investment team evaluates economic, market, and political trends worldwide. Among the factors considered are the growth potential of economies and securities markets, technological developments, currency exchange rates, and political and social conditions.

The fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or similar investment vehicles.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Asia. Specific risks include political and economic factors affecting issuers in Pacific Basin countries and restrictions in some Asian countries regarding the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Certain companies in Asia may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Eastern Europe. Specific risks vary greatly between markets but include corporate governance, fiscal stability, banking regulations, European Union accession, global commodity prices, political stability, and market liquidity.

Latin America. Specific risks include high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

South Africa. Specific risks include the transfer of assets to black economic empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes, and asset appropriation.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Asia (including Australia and New Zealand). The developed Asian economies are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls, and other measures imposed or negotiated by the countries with which they trade, principally, the United States, Japan, China, and the European Union. The countries in this region are also heavily dependent on exports and are thus particularly vulnerable to any weakening in global demand for these products. The Australian and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. Additionally, Australia and New Zealand are located in a region that has historically been prone to natural disasters. Any natural disaster in the region could negatively impact the economies of Australia and New Zealand and affect the value of securities held by the fund.

Continental Europe. European securities may be affected significantly by economic, regulatory, or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Japan. A fund that holds Japanese securities may be affected significantly by economic, regulatory, or political developments affecting Japanese issuers. The Japanese securities markets may have less liquidity and may be more volatile than U.S. or other securities markets, and market developments may affect Japanese markets differently from U.S. or other securities markets. Direct or indirect government intervention to stabilize the Japanese securities markets, as well as cross-shareholdings in Japanese companies, may affect trading prices and volumes in these markets.

United Kingdom. A fund that holds U.K. securities may be affected significantly by economic, regulatory, or political developments affecting U.K. issuers. Responses to the high level of public and private debt by the U.K. government, central bank, and others may not work and may limit future growth and economic recovery or have other unintended consequences. Furthermore, the U.K. is closely tied to Continental Europe and may be impacted to a greater extent than other countries by euro common currency economic and political events.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

July 19, 2012, is the inception date for the oldest class of shares, Class NAV shares. Because Class R1, R2 and R4 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares. Returns for Class R1, R2 and R4 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class NAV (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –4.82%. Best quarter: Q3 '13, 17.94% Worst quarter: Q2 '13, –2.65%
Average annual total returns (%) As of 12-31-13
Average Annual Total Returns (International Growth Opportunities Fund)	1 Year	Inception	Inception Date
Class NAV	26.35%	28.65%	Jul. 19, 2012
Class NAV After tax on distributions	25.44%	27.92%	Jul. 19, 2012
Class NAV After tax on distributions, with sale	15.06%	21.83%	Jul. 19, 2012
MSCI EAFE Index (Gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses or taxes)	23.29%	26.72%	Jul. 19, 2012